Related Party Transactions (Summary of Related Party Charges) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Operating and maintenance expenses	[1]	$ 43.8	$ 32.0	$ 26.0
General and administrative expenses	[1]	26.6	23.0	18.8
Interest and debt expense		1.9	4.7
Total	[1]	$ 72.3	$ 59.7	$ 44.8

[1]	Financial information has been retrospectively adjusted for the Subsequent Fractionator Acquisition.